Stock Based Compensation - Additional Information (FY) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 21, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the option granted			$ 1.77	$ 2.99
Expected term			5 years 3 months 7 days	5 years
Risk free interest rate			3.81%	3.95%
Dividend yield			0.00%	0.00%
Expected volatility			127.14%	143.23%
Stock based compensation expense expected to be recognized			$ 200,000
Unrecognized compensation expense			$ 0
Period of recognition of compensation expense			2 years
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted		0	0	0
Employee | Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 0	$ 0
Warrants granted		0	0	0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 134,000
Unrecognized compensation expense			$ 200,000
Period of recognition of compensation expense		1 year 9 months 18 days
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards made under employee stock option plan			0
Exercise price		$ 2.03		$ 3.32
Incentive stock options may be granted after 10th anniversary of date of Board approval			0
Additional award granted	0		0
Options, granted during the period		24,000		24,000
2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 2.03
Number of securities remaining available for future issuance		141,000	141,000
Options, granted during the period			24,000
Maximum | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued			250,000
Maximum | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved	225,000